Long-Term Loans (Details) - USD ($) $ in Thousands	Nov. 30, 2024	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Fixed interest rate		5.00%
Fair market value current	70.00%
Percentage on additional collateral fair market value bitcoins	80.00%
Balance of outstanding loan		$ 2,000	$ 15,000
Master Loan and Pledge Agreements [Member]
Debt Instrument [Line Items]
Fixed interest rate	6.50%
Loan Agreement [Member]
Debt Instrument [Line Items]
Balance of outstanding loan		$ 3,400